REVENUE AND DEFERRED REVENUE (Details Narrative)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Customer One [Member]
IfrsStatementLineItems [Line Items]
Revenue percentage	82.00%	85.00%	83.00%	80.00%